Business Combination (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Business Combination [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
The following table summarized the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

Amount
Cash, cash equivalents and restricted cash	$5,402
Accounts receivable	4,822
Inventories	5,354
Prepaid expenses and other current assets	8,569
Property and equipment	830
Operating lease right-of-use assets	1,619
Intangible assets	43,100
Other non-current assets	112

Total identifiable assets acquired	69,808
Accounts payable	4,210
Accrued expenses and other current liabilities	11,845
Notes payable	20,823
Deferred revenue	73
Operating lease liabilities, net of current portion	1,132
Warranty provision, noncurrent	1,566
SAFE agreements	60,470

Total identifiable liabilities assumed	100,119

Net identifiable liabilities assumed	30,311
Goodwill	119,422

Total aggregate consideration paid	$89,111

The following table summarized the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash, cash equivalents and restricted cash	$5,402
Accounts receivable	4,822
Inventories	5,354
Prepaid expenses and other current assets	8,569
Property and equipment	830
Operating lease right-of-use asset	1,619
Intangible assets	43,100
Other non-current assets	112

Total identifiable assets acquired	69,808
Accounts payable	4,210
Accrued expenses and other current liabilities	11,845
Notes payable	20,823
Deferred revenue	73
Operating lease liabilities, net of current portion	1,132
Warranty provision, noncurrent	1,566
SAFE agreements	60,470

Total identifiable liabilities assumed	100,119

Net identifiable liabilities assumed	30,311
Goodwill	119,422

Total aggregate consideration paid	$89,111

Schedule of Intangible Assets Acquired	Intangible assets acquired are as follows (in thousands):

Amount
Trademarks	$5,700
Developed technology	12,700
Customer relationships	24,700

Total intangible assets	$43,100

Intangible assets acquired and subsequently disposed of as part of the Solaria disposition discussed in Note 5 below are as follows (in thousands):

Trademarks	$5,700
Developed technology	12,700
Customer relationships	24,700

Total intangible asset	$43,100

Schedule of Unaudited Combined Pro Forma Information	Actual results may differ from the unaudited combined pro forma information presented below (in thousands):

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Revenues	$22,267	$79,800
Net loss	$(26,498)	$(49,935)